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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  June 30, 2009
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7733 Forsyth Blvd., Suite 1900
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   07/14/2009
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 79
                                            --------------------------------

Form 13F Information Table Value Total:     $        48,293
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVIDENTITY CORP COM         common           00506P103      963   380435 SH       Sole                    57086            323349
ALASKA AIR GROUP INC COM       common           011659109      559    30610 SH       Sole                     4645             25965
AMERICA SVC GROUP INC COM      common           02364L109      691    42990 SH       Sole                     6517             36473
AMERN ITALIAN PASTA CO CL A    common           027070101      698    23955 SH       Sole                     3725             20230
ART TECHNOLOGY GROUP INC COM   common           04289L107      729   191935 SH       Sole                    29940            161995
ATS MED INC COM                common           002083103     2129   645026 SH       Sole                    84790            560236
American Electric Technology,  common           025576109       63    30955 SH       Sole                                      30955
Applied Micro Circuits Corp    common           03822w406      735    90430 SH       Sole                    13800             76630
AtriCure Inc.                  common           04963c209      681   194515 SH       Sole                    25614            168901
Avis Budget Group, Inc.        common           053774105       96    16990 SH       Sole                                      16990
Big 5 Sporting Goods Corporati common           08915P101      811    73370 SH       Sole                    11035             62335
CAI International, Inc.        common           12477x106      100    19620 SH       Sole                                      19620
CALGON CARBON CORP COM         common           129603106      827    59560 SH       Sole                     7155             52405
CAREER ED CORP COM             common           141665109      875    35160 SH       Sole                     5315             29845
COGENT INC COM                 common           19239Y108      779    72570 SH       Sole                     9780             62790
CRYOLIFE INC COM               common           228903100      427    77125 SH       Sole                     9485             67640
Carmike Cinemas Inc.           common           143436400      558    66550 SH       Sole                     8460             58090
Clarient Corporation           common           180489106      916   246225 SH       Sole                    37220            209005
Clean Energy Fuels Corporation common           184499101      126    14675 SH       Sole                                      14675
Cray, Inc.                     common           225223304     1474   187045 SH       Sole                    28325            158720
Cryptologic Ltd                common           G3159C109      674   110095 SH       Sole                    16543             93552
DELIA'S INC NEW COM            common           246911101      423   177820 SH       Sole                    26570            151250
DayStar Technologies, Inc.     common           23962q100       45    55765 SH       Sole                                      55765
Dollar Thrifty Automotive Grou common           256743105      702    50310 SH       Sole                     7660             42650
Electronic Game Card, Inc.     common           285716106       80    67540 SH       Sole                                      67540
Entropic Communications, Inc.  common           29384r105      994   441995 SH       Sole                    57125            384870
FORCE PROTN INC COM NEW        common           345203202     1101   124585 SH       Sole                    18946            105639
Falcon Oil & Gas, Ltd.         common           306071101       29    75730 SH       Sole                                      75730
GILAT SATELLITE NETWORKS LTD   common           M51474118      898   202155 SH       Sole                    30890            171265
GRAN TIERRA ENERGY INC COM     common           38500T101      881   255310 SH       Sole                    39595            215715
GigaMedia LTD                  common           y2711y104       60    10180 SH       Sole                                      10180
Global Med Technologies, Inc.  common           37935e101       77   102965 SH       Sole                                     102965
Glu Mobile Inc.                common           379890106       83    66620 SH       Sole                                      66620
Golden Star Resources Ltd.     common           38119t104      697   340120 SH       Sole                    51755            288365
Great Basin Gold Ltd.          common           390124105       96    69440 SH       Sole                                      69440
ICF International, Inc.        common           44925c103      203     7365 SH       Sole                                       7365
INNODATA ISOGEN INC COM NEW    common           457642205      736   168003 SH       Sole                    25411            142592
ISHARES TR S+P SMALLCAP 600/BA common           464287887     1582    34200 SH       Sole                                      34200
ITC DELTACOM INCCOM PAR $0.01  common           45031T872       34    33695 SH       Sole                                      33695
Linktone Ltd                   common           535925101      113    52140 SH       Sole                                      52140
Maiden Holdings Ltd.           common           g5753u112      126    19245 SH       Sole                                      19245
Melco Crown Entertainment LTD  common           585464100      100    22125 SH       Sole                      690             21435
Mellanox Technologies LTD      common           m51363113      895    74435 SH       Sole                    11335             63100
Merge Healthcare Inc.          common           589499102      731   170085 SH       Sole                    25915            144170
Mindspeed Technologies Inc New common           602682205      667   308729 SH       Sole                    51244            257485
NAVIGANT CONSULTING INC COM    common           63935N107      858    66443 SH       Sole                     7320             59123
NEKTAR THERAPEUTICS COM        common           640268108      904   139555 SH       Sole                    18910            120645
NORTHGATE MINERALS CORP COM    common           666416102     1065   497895 SH       Sole                    75445            422450
New Gold, Inc.                 common           644535106      104    38825 SH       Sole                                      38825
ON TRACK INNOVATIONS LTD       common           M8791A109      432   280485 SH       Sole                    37995            242490
OPENTV CORP COM                common           G67543101     1001   752605 SH       Sole                   112070            640535
OPENWAVE SYS INC COM NEW       common           683718308      784   350150 SH       Sole                    52958            297192
ORTHOVITA INC CDT COM          common           68750U102      700   135460 SH       Sole                    18097            117363
Overhill Farms Inc.            common           690212105       96    18265 SH       Sole                                      18265
PEGASYSTEMS INC COM            common           705573103      739    27995 SH       Sole                     4180             23815
PLATO Learning, Inc.           common           72764y100      204    50980 SH       Sole                                      50980
PNI Digital Media, Inc.        common           69351F106       62    48125 SH       Sole                                      48125
Pan American Silver Corporatio common           697900108      772    42125 SH       Sole                     6460             35665
Penson Worldwide Inc.          common           709600100      663    74030 SH       Sole                    11220             62810
Providence Service Corporation common           743815102      721    65829 SH       Sole                    10089             55740
SHAW GROUP INC COM             common           820280105      746    27205 SH       Sole                     4205             23000
STAAR SURGICAL CO COM          common           852312305      570   236468 SH       Sole                    37474            198994
STURM RUGER & CO INC           common           864159108      765    61475 SH       Sole                     9460             52015
SWA Reit Ltd                   common           p85441114        0    14750 SH       Sole                                      14750
Shuffle Master, Inc.           common           825549108      219    33115 SH       Sole                                      33115
Southwest Water Company        common           845331107      774   140560 SH       Sole                    21345            119215
THQ Inc.                       common           872443403      941   131465 SH       Sole                    19912            111553
TIER TECHNOLOGIES INC CL B     common           88650Q100      973   126061 SH       Sole                    19005            107056
TIVO INC COM                   common           888706108      643    61325 SH       Sole                     9240             52085
TRANSACT TECHNOLOGIES INC COM  common           892918103       79    15835 SH       Sole                                      15835
Trident Microsystems Inc.      common           895919108      813   467245 SH       Sole                    62105            405140
UNITED THERAPEUTICS CORP DEL C common           91307C102     1380    16560 SH       Sole                     1835             14725
UNIVERSAL TECHNICAL INST INC C common           913915104      683    45760 SH       Sole                     6570             39190
Virgin Media Inc.              common           92769L101     1179   126085 SH       Sole                    17405            108680
Virtusa Corporation            common           92827p102      770    95870 SH       Sole                    14505             81365
Westport Innovations, Inc.     common           960908309      760    93885 SH       Sole                    14255             79630
ZHONGPIN INC COM               common           98952K107      563    54345 SH       Sole                     8230             46115
Zoran Corporation              common           98975f101      916    84050 SH       Sole                    12645             71405
inContact, Inc.                common           45336e109      149    54495 SH       Sole                                      54495